Penn Capital Floating Rate Income Fund
Schedule of Investments	March 31, 2021 (Unaudited)

Bank Loans: 87.2% (a)(b)	Principal	Value
Advertising: 2.7%
Alchemy Copyrights LLC, 3.500% (1 Month US LIBOR + 3.000%), 8/14/27	$179,101	$179,101
Clear Channel Outdoor Holdings, Inc., 3.658% (1 Month US LIBOR + 3.500%), 8/21/26	246,250	236,196
Terrier Media Buyer, Inc., 4.371% (1 Month US LIBOR + 3.500%), 12/17/26	197,505	195,558
Ziggo Financing Partnership, 2.606% (1 Month US LIBOR + 2.500%), 4/30/28	250,000	247,272
		858,127
Aerospace/Defense: 0.5%
Ducommun, Inc., 4.108%, 11/21/25
(1 Month US LIBOR + 4.000%)	124,977	123,519
(1 Month US LIBOR + 4.000%)	30,487	30,131
		153,650
Air Transportation: 2.1%
Allegiant Travel Co., 3.198% (3 Month US LIBOR + 3.000%), 2/5/24	344,233	340,897
American Airlines, Inc., 5.500% (1 Month US LIBOR + 4.750%), 3/10/28	200,000	204,688
United Airlines, Inc., 1.865% (1 Month US LIBOR + 1.750%), 4/1/24	146,193	141,781
		687,366
Auto Parts & Equipment: 1.0%
Dealer Tire LLC, 4.358%, 2/5/27
(1 Month US LIBOR + 4.250%)	78,236	78,266
(1 Month US LIBOR + 4.250%)	45,202	45,220
Truck Hero, Inc., 4.500% (1 Month US LIBOR + 3.750%), 1/19/28	200,000	199,362
		322,848
Brokerage: 0.6%
Victory Capital Holdings, Inc., 2.738% (3 Month US LIBOR + 2.250%), 7/1/26	181,398	179,508

Building Materials: 3.5%
Beacon Roofing Supply, Inc., 2.358% (1 Month US LIBOR + 2.250%), 1/2/25	134,324	133,484
CP Atlas Buyer, Inc., 5.250% (3 Month US LIBOR + 3.750%), 11/23/27	200,000	198,532
LBM Acquisition LLC, 4.500% (1 Month US LIBOR + 3.750%), 12/18/27	175,000	174,156
LBM Acquisition LLC, 4.500% (1 Month US LIBOR + 3.750%), 12/18/27	38,889	38,702
Quikrete Holdings, Inc., 2.608% (1 Month US LIBOR + 2.500%), 1/31/27	381,707	378,707
White Cap Buyer LLC, 4.500% (3 Month US LIBOR + 4.000%), 10/19/27	199,500	199,001
		1,122,582
Building Products: 1.3%
Atkore International, Inc., 3.750% (3 Month US LIBOR + 2.750%), 12/22/23	207,712	207,972
Foundation Building Materials, Inc., 3.750% (1 Month US LIBOR + 3.250%), 1/29/28	130,000	128,668
Foundation Building Materials, Inc., 3.750% (1 Month US LIBOR + 3.250%), 1/29/28	75,000	74,231
		410,871
Cable & Satellite TV: 2.9%
Altice France SA, 4.198% (3 Month US LIBOR + 4.000%), 8/14/26	238,686	237,850
Cogeco Communications USA II LP, 2.108% (1 Month US LIBOR + 2.000%), 1/4/25	244,280	241,456
Radiate Holdco LLC, 4.250% (1 Month US LIBOR + 3.500%), 9/25/26	199,500	199,296
WideOpenWest Finance LLC, 4.250% (1 Month US LIBOR + 3.250%), 8/19/23	240,444	239,588
		918,190
Chemicals: 4.1%
Axalta Coating Systems US Holdings, Inc., 1.952% (3 Month US LIBOR + 1.750%), 6/1/24	177,381	176,444
Gemini HDPE LLC, 3.500% (3 Month US LIBOR + 3.000%), 12/31/27	200,000	198,876
Hexion, Inc., 3.740% (3 Month US LIBOR + 3.500%), 7/1/26	245,625	245,473
Lummus Technology Holdings V LLC, 3.608% (1 Month US LIBOR + 3.500%), 6/30/27	199,500	198,419
Trinseo Materials Operating SCA, 2.500% (1 Month US LIBOR + 2.500%), 3/18/28	200,000	197,750
Univar USA, Inc., 2.358% (1 Month US LIBOR + 2.250%), 7/1/24	144,655	144,068
Univar USA, Inc., 2.108% (1 Month US LIBOR + 2.000%), 11/22/26	148,125	147,252
		1,308,282
Diversified Capital Goods: 1.3%
EWT Holdings III Corp., 2.615% (1 Month US LIBOR + 2.500%), 12/20/24	223,172	221,987
EWT Holdings III Corp., 2.684%, (1 Month US LIBOR + 2.500%), 3/10/28	200,000	198,938
		420,925
Electric - Generation: 0.6%
Vistra Operations Co. LLC, 1.858%, 12/31/25
(1 Month US LIBOR + 1.750%)	158,742	157,508
(1 Month US LIBOR + 1.750%)	38,519	38,220
		195,728
Electronics: 0.5%
Cohu, Inc., 3.108% (1 Month US LIBOR + 3.000%), 10/1/25	147,138	145,666

Environmental: 0.6%
GFL Environmental, Inc., 3.500% (3 Month US LIBOR + 3.000%), 5/31/25	199,500	199,500

Food - Wholesale: 2.5%
American Seafoods Group LLC, 3.750%, 8/21/23
(1 Month US LIBOR + 3.250%)	1,120	1,114
(3 Month US LIBOR + 3.250%)	167,540	166,702
Bellring Brands LLC, 4.750% (1 Month US LIBOR + 4.000%), 10/21/24	246,498	247,627
Chobani LLC, 4.500% (1 Month US LIBOR + 3.500%), 10/23/27	199,000	198,702
Whole Earth Brands, Inc., 5.500% (3 Month US LIBOR + 4.500%), 6/25/25	200,000	198,000
		811,031
Forestry/Paper: 1.2%
Sabert Corp., 5.500% (1 Month US LIBOR + 4.500%), 12/10/26	192,925	192,684
Schweitzer-Mauduit International, Inc., 4.500% (1 Month US LIBOR + 4.000%), 2/23/28	200,000	199,250
		391,934
Gaming: 3.3%
Caesars Resort Collection LLC, 4.608% (1 Month US LIBOR + 4.500%), 7/20/25	199,000	199,249
CCM Merger, Inc., 4.500% (3 Month US LIBOR + 3.750%), 11/4/25	199,273	199,398
Playtika Holding Corp., 2.750% (1 Month US LIBOR + 2.750%), 3/31/28	200,000	198,750
Scientific Games International, Inc., 2.858%, 6/7/24
(1 Month US LIBOR + 2.750%)	214,447	210,143
(1 Month US LIBOR + 2.750%)	52,798	51,738
The Enterprise Development Authority, 5.000% (1 Month US LIBOR + 4.250%), 2/19/28	200,000	200,500
		1,059,778
Gas Distribution: 1.4%
Eagleclaw Midstream Ventures LLC, 5.250% (1 Month US LIBOR + 4.250%), 6/7/24	199,481	191,613
Stonepeak Lonestar Holdings LLC, 4.726% (1 Month US LIBOR + 4.500%), 10/19/26	251,643	251,590
		443,203
Health Care Providers & Services: 0.9%
Emerald TopCo, Inc., 3.614% (3 Month US LIBOR + 3.500%), 7/25/26	295,500	292,693

Health Facilities: 1.3%
ADMI Corp., 4.750% (1 Month US LIBOR + 3.250%), 12/23/27	200,000	198,056
Select Medical Corp., 2.360% (6 Month US LIBOR + 2.250%), 3/6/25	212,163	210,684
		408,740
Health Services: 2.6%
FC Compassus LLC, 6.000% (1 Month US LIBOR + 4.250%), 12/31/26	197,505	198,163
Gentiva Health Services, Inc., 2.875% (1 Month US LIBOR + 2.750%), 7/2/25	209,221	207,740
Option Care Health, Inc., 3.858% (1 Month US LIBOR + 3.750%), 8/6/26	221,691	220,722
PPD, Inc., 2.750% (1 Month US LIBOR + 2.250%), 1/6/28	200,000	198,822
		825,447
Hotels: 0.5%
Marriott Ownership Resorts, Inc., 1.858% (1 Month US LIBOR + 1.750%), 8/31/25	174,951	169,703

Industrial Conglomerates: 0.8%
Deliver Buyer, Inc., 5.202% (3 Month US LIBOR + 5.000%), 5/1/24	244,299	244,299

Insurance Brokerage: 0.6%
Alliant Holdings Intermediate LLC, 4.250% (1 Month US LIBOR + 3.750%), 11/6/27	198,692	198,088

Investments & Miscellaneous Financial Services: 4.1%
Cardtronics USA, Inc., 5.000% (1 Month US LIBOR + 4.000%), 6/25/27	198,500	198,004
Nexus Buyer LLC, 3.861% (1 Month US LIBOR + 3.750%), 11/8/26	246,875	245,488
Russell Investments US Institutional Holdco, Inc., 4.000% (3 Month US LIBOR + 3.000%), 5/30/25	200,000	198,812
The Edelman Financial Center LLC, 3.108% (1 Month US LIBOR + 3.250%), 7/21/25	194,750	193,472
TransUnion LLC, 1.858% (1 Month US LIBOR + 1.750%), 11/13/26	240,879	239,072
VeriFone Systems, Inc., 4.182% (3 Month US LIBOR + 4.000%), 8/20/25	243,867	237,619
		1,312,467
IT Services: 1.3%
NAB Holdings LLC, 4.000% (3 Month US LIBOR + 3.000%), 6/30/24	241,288	240,165
Paysafe Holdings US Corp., 4.500% (1 Month US LIBOR + 3.500%), 1/1/25	174,932	174,595
		414,760
Machinery: 0.6%
Gates Global LLC, 3.500% (1 Month US LIBOR + 2.750%), 3/31/24	200,315	199,648

Media Content: 3.4%
Arches Buyer, Inc., 3.750% (1 Month US LIBOR + 3.250%), 12/6/27	199,500	197,904
CSC Holdings LLC, 2.356% (1 Month US LIBOR + 2.250%), 7/17/25	241,228	237,660
Cumulus Media New Holdings, Inc., 4.750% (3 Month US LIBOR + 3.750%), 3/31/26	198,885	196,067
The E.W. Scripps Co., 3.312% (1 Month US LIBOR + 2.563%), 5/1/26	245,264	243,663
The E.W. Scripps Co., 3.750% (1 Month US LIBOR + 3.000%), 12/15/27	199,500	198,596
		1,073,890
Metals/Mining Excluding Steel: 0.6%
American Rock Salt Co. LLC, 4.500% (1 Month US LIBOR + 3.500%), 3/21/25	187,052	186,958

Multi-Line Insurance: 0.6%
HUB International Ltd., 2.965% (3 Month US LIBOR + 2.750%), 4/25/25	199,121	196,180

Packaging: 1.5%
Graham Packaging Co., Inc., 3.750% (1 Month US LIBOR + 3.000%), 8/4/27	195,932	194,574
Reynolds Group Holdings, Inc., 3.358%, 2/16/26
(1 Month US LIBOR + 3.250%)	124,937	123,438
(1 Month US LIBOR + 3.250%)	46,298	45,742
(1 Month US LIBOR + 3.250%)	28,265	27,926
Reynolds Group Holdings, Inc., 2.858%, 2/5/23
(1 Month US LIBOR + 2.750%)	58,490	58,207
(1 Month US LIBOR + 2.750%)	21,588	21,484
(1 Month US LIBOR + 2.750%)	13,179	13,115
		484,486
Personal & Household Products: 2.6%
Canada Goose, Inc., 5.000% (3 Month US LIBOR + 4.250%), 10/7/27	199,500	199,416
Froneri US, Inc., 2.358%, 1/31/27
(1 Month US LIBOR + 2.250%)	136,422	134,451
(1 Month US LIBOR + 2.250%)	62,078	61,181
HLF Financing Sarl LLC, 2.608% (1 Month US LIBOR + 2.500%), 8/16/25	243,750	242,531
Weber-Stephen Products LLC, 4.000% (1 Month US LIBOR + 3.250%), 10/30/27	199,500	199,251
		836,830
Pharmaceuticals: 3.9%
Agiliti Health, Inc., 2.875% (1 Month US LIBOR + 3.000%), 1/4/26	246,851	242,532
Aldevron LLC, 5.250% (1 Month US LIBOR + 3.250%), 10/11/26	297,000	296,504
Bausch Health Americas, Inc., 3.108% (1 Month US LIBOR + 3.000%), 6/1/25	261,461	260,470
Cambrex Corp., 4.250% (1 Month US LIBOR + 3.500%), 12/4/26	247,505	247,195
Greatbatch Ltd., 3.500% (1 Month US LIBOR + 2.500%), 10/27/22	210,819	210,819
		1,257,520
Printing & Publishing: 1.3%
Meredith Corp., 2.608% (1 Month US LIBOR + 2.500%), 1/31/25	228,738	225,966
Nielsen Finance LLC, 2.103% (1 Month US LIBOR + 2.000%), 10/4/23	176,692	176,333
		402,299
Recreation & Travel: 1.0%
Life Time Fitness, Inc., 5.750%, (1 Month US LIBOR + 4.750%) 12/10/24	94,800	94,563
SkyMiles IP Ltd., 4.750% (3 Month US LIBOR + 3.750%), 10/20/27	200,000	209,800
		304,363
Restaurants: 2.4%
IRB Holding Corp., 2.953% (1 Month US LIBOR + 2.750%), 2/5/25
(3 Month US LIBOR + 2.750%)	243,829	241,640
(1 Month US LIBOR + 2.750%)	630	624
IRB Holding Corp., 4.250% (3 Month US LIBOR + 3.250%), 12/15/27	199,500	198,564
Whatabrands LLC, 2.856% (1 Month US LIBOR + 2.750%), 8/3/26	238,106	236,387
Zaxby's Operating Co., 4.500% (1 Month US LIBOR + 3.750%), 12/9/27	100,000	99,825
		777,040
Software: 1.5%
Omnitracs LLC, 2.857% (3 Month US LIBOR + 2.750%), 3/23/25	339,526	330,189
SCS Holdings I, Inc., 3.608% (1 Month US LIBOR + 3.500%), 7/1/26	147,384	146,839
		477,028
Software/Services: 7.2%
Avaya, Inc., 4.106% (1 Month US LIBOR + 4.000%), 12/15/27	200,000	199,858
Castle US Holding Corp., 3.952% (3 Month US LIBOR + 3.750%), 1/31/27	198,333	195,854
Cornerstone OnDemand, Inc., 4.361% (1 Month US LIBOR + 4.250%), 4/22/27	152,226	152,251
Endurance International Group Holdings, Inc., 4.250% (1 Month US LIBOR + 3.500%), 1/29/28	205,000	202,591
Fiserv Investment Solutions, Inc., 4.939% (3 Month US LIBOR + 4.750%), 2/18/27	198,500	198,169
Go Daddy Operating Co. LLC, 1.858%, 2/15/24
(1 Month US LIBOR + 1.750%)	164,220	162,860
(1 Month US LIBOR + 1.750%)	51,437	51,011
LogMeIn, Inc., 4.853%, 8/31/27
(1 Month US LIBOR + 4.750%)	116,375	115,974
(1 Month US LIBOR + 4.750%)	33,250	33,136
Match Group, Inc., 1.948% (3 Month US LIBOR + 1.750%), 2/13/27	200,000	197,500
PAE Holding Corp., 5.250% (3 Month US LIBOR + 4.500%), 10/19/27	195,762	195,600
Rackspace Technology Global, Inc., 3.500% (1 Month US LIBOR + 2.750%), 2/9/28	200,000	198,062
SS&C Technologies Holdings Europe Sarl, 1.858% (1 Month US LIBOR + 1.750%), 4/16/25	87,935	86,918
SS&C Technologies, Inc., 1.858% (1 Month US LIBOR + 1.750%), 4/16/25	104,472	103,263
The Ultimate Software Group, Inc., 4.000% (3 Month US LIBOR + 3.250%), 5/3/26	199,001	199,001
		2,292,048
Specialty Retail: 6.3%
BDF Acquisition Corp., 6.250% (1 Month US LIBOR + 5.250%), 8/8/23	291,924	289,735
BJ's Wholesale Club, Inc., 2.106% (1 Month US LIBOR + 2.000%), 2/3/24	121,945	121,816
Calceus Acquisition, Inc., 5.690% (3 Month US LIBOR + 5.500%), 5/12/25	388,489	359,353
CNT Holdings I Corp., 4.500% (3 Month US LIBOR + 3.750%), 11/8/27	200,000	199,438
Jo-Ann Stores LLC, 5.500% (3 Month US LIBOR + 5.000%), 10/16/23	200,000	199,108
PetSmart, Inc., 4.500% (6 Month US LIBOR + 3.750%), 1/29/28	200,000	199,540
Shutterfly LLC, 7.000% (3 Month US LIBOR + 6.000%), 10/1/26	292,620	293,027
Staples, Inc., 4.705% (3 Month US LIBOR + 4.500%), 9/12/24	211,309	207,522
Waystar Technologies, Inc., 4.108% (1 Month US LIBOR + 4.000%), 10/23/26	149,248	149,155
		2,018,694
Support - Services: 4.5%
Buzz Merger Sub Ltd., 2.865% (1 Month US LIBOR + 2.750%), 1/22/27	247,500	245,644
CTOS LLC, 4.364% (1 Month US LIBOR + 4.250%), 4/18/25	202,122	201,869
PetVet Care Centers LLC, 2.858% (1 Month US LIBOR + 2.750%), 2/14/25	317,015	311,518
Pike Corp., 3.130% (1 Month US LIBOR + 3.000%), 12/21/27	205,000	204,158
Prime Security Services Borrower LLC, 3.500% (1 Month US LIBOR + 2.750%), 9/23/26
(1 Month US LIBOR + 2.750%)	79,109	78,738
(3 Month US LIBOR + 2.750%)	50,783	50,545
(6 Month US LIBOR + 2.750%)	101,566	101,089
(12 Month US LIBOR + 2.750%)	50,783	50,545
TruGreen LP, 4.750% (1 Month US LIBOR + 4.000%), 11/2/27	199,500	199,127
		1,443,233
Tech Hardware & Equipment: 3.6%
Asurion LLC, 3.358% (1 Month US LIBOR + 3.250%), 12/23/26	199,500	198,111
CommScope, Inc., 3.358% (1 Month US LIBOR + 3.250%), 4/4/26	196,256	194,794
Dell International LLC, 1.860% (1 Month US LIBOR + 1.750%), 3/13/24	213,312	213,180
Dell International LLC, 2.000% (1 Month US LIBOR + 1.750%), 9/19/25	200,000	199,732
Plantronics, Inc., 2.000% (1 Month US LIBOR + 2.500%), 7/2/25	185,673	183,022
Xperi Holding Corp., 4.108% (1 Month US LIBOR + 4.000%), 6/1/25	163,929	163,997
		1,152,836
Telecom - Wireline Integrated & Services: 3.3%
CenturyLink, Inc., 2.358% (1 Month US LIBOR + 2.250%), 3/15/27	246,875	243,989
Cincinnati Bell, Inc., 4.250% (1 Month US LIBOR + 3.250%), 10/2/24	440,969	440,210
Consolidated Communications, Inc., 5.750% (1 Month US LIBOR + 4.750%), 10/2/27	142,801	142,727
Telesat Canada LLC, 2.860% (3 Month US LIBOR + 2.750%), 12/6/26	244,089	234,375
		1,061,301
Theaters & Entertainment: 0.7%
Alterra Mountain Co., 2.858% (1 Month US LIBOR + 2.750%), 7/31/24	241,875	237,492
Total Bank Loans (cost $27,834,234)		27,897,232

Corporate Bonds: 8.1%
Advertising: 0.3%
MDC Partners, Inc., 7.500%, 5/1/24 (c)	90,000	91,350

Air Transportation: 0.3%
Delta Air Lines, Inc., 7.000%, 5/1/25 (c)	90,000	103,676

Auto Parts & Equipment: 0.6%
Adient Global Holdings Ltd., 4.875%, 8/15/26 (c)	200,000	206,716

Automakers: 1.1%
Ford Motor Co., 8.500%, 4/21/23	120,000	133,800
Ford Motor Credit Co. LLC, 3.096%, 5/4/23	200,000	203,250
		337,050
Department Stores: 0.2%
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	50,000	50,366

Diversified Capital Goods: 0.3%
Matthews International Corp., 5.250%, 12/1/25 (c)	85,000	87,869

Electric - Generation: 1.4%
Calpine Corp., 4.500%, 2/15/28 (c)	225,000	226,890
Talen Energy Supply LLC, 7.250%, 5/15/27 (c)	220,000	224,919
		451,809
Food - Wholesale: 0.4%
KeHE Distributors LLC, 8.625%, 10/15/26 (c)	121,000	134,613

Food & Drug Retailers: 0.3%
Ingles Markets, Inc., 5.750%, 6/15/23	99,000	99,743

Investments & Miscellaneous Financial Services: 0.1%
Icahn Enterprises LP, 6.250%, 2/1/22	38,000	38,047

Media Content: 0.9%
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26 (c)	155,000	157,906
Netflix, Inc., 5.875%, 11/15/28	114,000	137,891
		295,797
Oil Field Equipment & Services: 0.6%
Oceaneering International, Inc., 4.650%, 11/15/24	200,000	193,026

Pharmaceuticals: 0.3%
Endo Lux Pharamceutical, Inc., 6.125%, 4/1/29 (c)	80,000	80,700

Recreation & Travel: 1.0%
Carnival Corp., 7.625%, 3/1/26 (c)	300,000	322,290

Telecom - Satellite: 0.3%
Hughes Satellite Systems Corp., 5.250%, 8/1/26	85,000	93,542
Total Corporate Bonds (cost $2,476,161)		2,586,594

Total Investments - 95.3% (cost $30,310,395)		30,483,826
Other Assets and Liabilities, Net 4.7%		1,503,769
Net Assets: 100.0%		$31,987,595

(a)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(c)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2021, the value of these investments was $1,636,929, or 5.1% of total net assets.

Country Exposure (as a percentage of total investments)
United States	97.6%
Panama	1.1%
Jersey	0.7%
Canada	0.3%
Luxembourg	0.3%

The Accompanying Footnotes are an Integral Part of this Schedule of Investments

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of March 31, 2021, in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Penn Capital Floating Rate Income Fund
Investments in Securities(a)
Bank Loans	$-	$27,897,232	$-	$27,897,232

Corporate Bonds	-	2,586,594	-	2,586,594

Total Investments in Securities	$-	$30,483,826	$-	$30,483,826

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.